Schedule of Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable	$ 1,604,526
Accrued legal and accounting fees	2,442,295	2,219,646
Accrued interest	26,301
Other	334,327	300
Accounts payable and accrued expenses	4,407,449	2,219,946
Accrued interest and expenses – related parties	$ 19,333	$ 2,084